Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 23 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Tax benefits under the Law for Encouragement of Capital Investments, 1959 ("the Investment Law")

The Company's production facilities have been granted "Approved Enterprise" status under the Investment Law. The Company participates in the Alternative Benefits Program and, accordingly, income from its Approved Enterprises will be tax exempt for a period of 10 years, commencing in the first year in which the Approved Enterprise first generates taxable income due to the fact that the Company operates in Zone "A" in Israel.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of an enterprise, which may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiating Enterprise", such provisions generally require that at least 25% of the Beneficiating Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for the tax benefits.

In addition, the Amendment provides that the terms and benefits included in any approval certificate issued prior to December 31, 2004 will remain subject to the provisions of the Investment Law as they were on the date of such prior approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the new law, as part of a new Beneficiating Enterprise, will subject the Company to taxes upon distribution or liquidation.

The Company has been granted the status of Approved Enterprises, under the Investment Law, for investment programs for the periods which ended in 2007 and 2010, and the status of Beneficiating Enterprise according to the Amendment, for the period ending in 2014  ("Programs"). SELA has also been granted the status of Beneficiating Enterprise according to the Amendment, for the period ending in 2014.

Out of Camtek's retained earnings as of December 31, 2011 approximately $20,800 are tax-exempt earnings attributable to its Approved Enterprise and approximately $5,300 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently - 25% pursuant to the implementation of the Investment Law). According to the Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders).

As of December 31, 2011, if the income attributed to the Approved Enterprise were distributed as dividend, Camtek would incur a tax liability of approximately $5,200. If income attributed to the Beneficiating Enterprise were distributed as dividend, or upon liquidation, Camtek would incur a tax liability in the amount of approximately $1,250. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

The Company intends to indefinitely reinvest the amount of its tax-exempt income and not distribute any amounts of its undistributed tax exempt income as dividend. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's Approved and Beneficiating Enterprise Programs as the undistributed tax exempt income is essentially permanent in duration.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the law and the regulations published thereunder as well as the criteria set forth in the approval for the specific investments in the Approved Enterprises. In the event of failure to meet such requirements in the future, income attributable to its Programs could be subject to the statutory Israeli corporate tax rates and the Company could be required to refund a portion of the tax benefits already received, with respect to such Programs. As of December 31, 2011 and 2010, the Company's management believes that the Company has met the aforementioned conditions.

Amendment to the Law for the Encouragement of Capital Investments - 1959

On December 29, 2010, the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments - 1959 (hereinafter - "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law. Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise - in the 2011-2012 tax years - a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years - a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year - 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, which means that there is no change from the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter - "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved / alternative / beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.
As of the December 31, 2011, the Company has not chosen the election of the Amendment to the law.

C.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company is an "industrial company" as defined by this law and as such is entitled to certain tax benefits, mainly accelerated depreciation as prescribed by regulations published under the Inflationary Adjustments Law and the right to deduct issuance costs as an expense for tax purposes.

D.	Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
Income (loss) before income taxes:
Israel	677	(645)	(13,860)
Non-Israeli	5,445	4,018	2,404

	6,122	3,373	(11,456)

Income tax expense (benefit):
Current:
Israel	45	35	52
Non-Israeli	735	562	334

	780	597	386
Deferred:
Israel	-	-	-
Non-Israeli	(36)	(40)	-
	(36)	(40)	-

	744	557	386

E.             Income taxes included in the statements of operations:

The following is a reconciliation of the theoretical income tax expense (benefit), assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
Income (loss) before income taxes	6,122	3,373	(11,456)

Statutory tax rate	24%	25%	26%

Theoretical income tax expense (benefit)	1,469	843	(2,979)

Increase (decrease) in income tax expense resulting from:

Tax benefits arising from "Approved and Beneficiating
Enterprises" and preferential tax rate in China	(1,071)	(317)	(389)

Tax benefits resulting from tax loss carryforwards
and deductible temporary differences for which deferred
tax benefits were not recognized in previous years	(1,270)	(190)	-

Change in valuation allowance from tax losses and
deductible temporary differences for which deferred tax
benefits are not recorded in the current year	265	1,087	2,915

Permanent differences and nondeductible expenses,
including differences between Israeli currency and
dollar-adjusted financial statements-net	723	(760)	347

Nondeductible stock-based compensation	102	44	24

Other *	526	(150)	468

Actual income tax expense	744	557	386

Per share effect of the tax benefits arising from
"Approved and Beneficiating Enterprises" and
preferential tax rate in China:

Basic	$0.04	$0.01	$0.01

Diluted	$0.04	$0.01	$0.01

* Mainly due to foreign tax rate differential.

F.            Income taxes included in the balance sheets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31
	2011	2010
	U.S. Dollars
Current:
Allowance for doubtful accounts	136	348
Accrued warranty	90	63
Unearned revenue	150	5
Accrued expenses	471	158
NOL and other temporary differences *	971	784

Total gross current deferred tax assets	1,818	1,358
Valuation allowance	(1,708)	(1,304)

Current deferred tax asset, net of valuation allowance	110	54

Long-term:
Net operating losses (NOL) carryforwards	6,506	10,621
Severance pay	21	10
Fixed assets	(110)	(63)
Other Assets	(246)	(318)
Other temporary differences *	269	145

Total gross long-term deferred tax assets	6,440	10,395
Valuation allowance	(6,308)	(10,243)

Long-term deferred tax asset, net of valuation allowance	132	152

Net deferred tax assets	242	206

* Other temporary differences mainly relate to research and development expenses

Under FASB ASC Subtopic 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carryforwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since the future realization of the net operating loss carryforwards and deductible temporary differences is uncertain and not considered more likely than not, a valuation allowance has been established to reduce the deferred tax assets to their estimated realizable value. The net change in the total valuation allowance was a decrease of $3,531 for the year ended December 31, 2011 and an increase of $1,941 and $3,257 for the years ended December 31, 2010 and 2009, respectively.

As of December 31, 2011, Camtek has not provided for income taxes on the undistributed earnings of approximately $11,790 of two of its major foreign subsidiaries since these earnings are intended to be indefinitely reinvested.  A deferred tax liability will be recognized when the Company no longer demonstrates that it plans to indefinitely reinvest these undistributed earnings.  It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

As of December 31, 2011, the Company and its subsidiaries in Israel have regular NOL carryforwards aggregating approximately $40,320 that do not expire.

As of December 31, 2011, the major foreign subsidiaries have NOL carryforwards aggregating approximately $4,979, of which approximately $3,447 will expire from 2012 to 2028 and approximately $1,532 can be carried forward indefinitely.

G.	Reduction in corporate income tax rate in Israel

On July 14, 2009, the Knesset passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter-alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: in the 2009 tax year- 26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011, the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

H.
On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) - 2008 ("the 2008 Amendment") was passed by the Knesset. According to the 2008 Amendment, the Inflationary Adjustments Law will no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

Further, according to the 2008 Amendment, commencing with the 2008 tax year, the adjustment of income for the effects of inflation for tax purposes will no longer be calculated. Additionally, depreciation on fixed assets and tax loss carryforwards will no longer be linked to future changes in the CPI subsequent to the 2007 tax year, and the balances that have been linked to the CPI through the end of the 2007 tax year will be used going forward.

I.
On September 17, 2009 Income Tax Regulations (Determination of Interest Rate with respect to Section 3(j)) (Amendment) - 2010 were published following which there was an extensive change in Income Tax Regulations (Determination of Interest Rate with respect to Section 3(j)) - 1986. The Amendment applies to loans granted as from October 1, 2009, and also includes transitional provisions regarding loans granted before the effective date of the Amendment.

The annual interest rate for purposes of Section 3(j) of the Ordinance, with respect to in scope taxpayers granting a loan in NIS is 3.8%, 3% and 3.3% (unlinked) , for tax years 2011and 2010 respectively. The interest rate effective for the period from October 1, 2009 to December 31, 2009 is 3.3% (unlinked).

Conversely, when the loan is in foreign currency (as defined in the regulations) the interest rate with respect to Section 3(j) is according to the rate of change in the exchange rate of the relevant foreign currency plus 3%.

In addition, a special provision was included with respect to determination of the interest rate on a loan in NIS or in foreign currency that was granted in the 14 days before or after a loan with the same terms was received from a non-related party.

J.
The Company's Chinese subsidiaries are subject to income tax based upon the taxable income as reported in the statutory financial statements prepared under Chinese accounting regulations. The subsidiaries in China were entitled to zero tax for the first two years following the earlier of either reaching profitability or 2008, and a 50% tax reduction from the standard tax rate of 25% for the following three years. The tax rate for both Chinese subsidiaries in 2011 was 12%-12.5%. The tax holidays will end in 2012 and 2013 for Camtek Electronic Technology ("CET") and Camtek Imaging Technology ("CIT"), respectively.

K.	Accounting for uncertainty in income taxes

FASB ASC Subtopic 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This subtopic prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FASB ASC Subtopic 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. FASB ASC Subtopic 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

For the years ended December 31, 2011, 2010 and 2009, the Company did not have any unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2011, 2010 and 2009, no interest and penalties related to unrecognized tax benefits have been accrued.

The Company and its subsidiaries in Israel file their income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Hong Kong, United States of America and China. The Israeli tax returns of Camtek are open to examination by the Israeli Tax Authorities for the tax years beginning in 2008, in addition, the Israeli tax returns of SELA are open to examination by the Israeli Tax Authorities for the tax years beginning in 2007, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning in 1997 in Belgium, 2003 in Hong Kong and 2006 in the United States of America.